CONSOLIDATED FINANCIAL STATEMENTS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 06, 2017	Aug. 02, 2016
Capital commitments		$ 10,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		15,918	$ 0	$ 10,090
Arauco Nutrientes Naturales SPA [Member]
Capital commitments						$ 5,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		3,000
Arauco Industria de Paineis Ltda. [Member]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 16,780	$ 15,918
Consideration transferred, acquisition-date fair value					$ 32,698